Supplemental Information Regarding the Consolidated Statements of Operations - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) Program	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Supplemental Information Of Statements Of Operations [Line Items]
Number of new subsidies program | Program	2
Lease Liabilities
Supplemental Information Of Statements Of Operations [Line Items]
Interest expense on lease liabilities	$ 6,030	$ 7,068
Canada Emergency Wage Subsidy Program
Supplemental Information Of Statements Of Operations [Line Items]
Government grants recognized	7,199
Canada Emergency Rent Subsidy Program
Supplemental Information Of Statements Of Operations [Line Items]
Government grants recognized	$ 597
Finance Costs | Lease Liabilities | Discontinued Operations
Supplemental Information Of Statements Of Operations [Line Items]
Interest expense on lease liabilities		$ 737	$ 19